Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Asset
Schedule of Right-of-use Asset

Right-of-use asset consists of the following:

	December 31, 2021	December 31, 2020

Office lease	$319,133	319,133
Less accumulated depreciation	(266,780)	(160,402)
Right-of-use asset, net	$52,353	$158,731